Supplement dated September 30, 1997 to Mosaic Equity Trust Prospectus dated June 13, 1997, Mosaic Tax-Free Trust Prospectus dated February 1, 1997 and Mosaic Income Trust Prospectus dated June 13, 1997.

Guide to Doing Business

Mosaic Funds

An Introduction to Mosaic Services

This brochure is your guide to taking advantage of the many transaction choices available to Mosaic shareholders.

Mosaic mutual funds have been serving investors since 1978, with the launch of our flagship fund, Mosaic Investors. Today Mosaic provides a wide range of investment options, from a portfolio of larger, established companies that composes Mosaic Investors, to the security of Mosaic Government Money Market, to national and state tax-free funds.

If any of the enclosed information prompts questions, please call a Mosaic Account Executive. Our toll-free nationwide number is (888) 670-3600 and our local number in the Washington, DC area is (703) 528-6500. Account Executives are available Monday - Friday, from 9:00 a.m. to 6:00 p.m. Eastern time. Mosaic Tiles, our 24-hour automated information line can be reached at (800) 336-3063. Visit our web site for additional information, including daily share prices: http://www.mosaicfunds.com.

Shareholder Account Transactions

Confirmations and Statements

Daily Transaction Confirmation.

All purchases and redemptions are confirmed in writing with a transaction confirmation. Transaction confirmations are usually mailed within a day or two after the transaction is posted to the account.

Quarterly Statement.

Quarterly statements are mailed at the end of each calendar quarter.
The statements reflect account activity for the most recent quarter. At the end of the calendar year, the statement will reflect account activity for the entire year.

It is strongly recommended that shareholders retain all daily transaction confirmations until they receive their quarterly statements. Likewise, shareholders should retain all of the quarterly statements until they receive the year-end statement showing the activity for the entire year.

Changes to an Account

To make any changes to an account, it is recommended that shareholders call an Account Executive to discuss the changes to be made and inquire about any necessary documentation. Though some changes may be made by phone, generally, in order to make any changes to an account, Mosaic may require a written request signed by all of the shareholders with their signatures guaranteed.

Telephone Transactions. The options to initiate exchanges and certain redemptions and to obtain account balance information by telephone are available automatically to all shareholders. Mosaic will employ reasonable security procedures to confirm that instructions communicated by telephone are genuine; and if it does not, it may be liable for losses due to unauthorized or fraudulent transactions. These procedures can include, among other things, requiring one or more forms of personal identification prior to acting upon telephone instructions, providing written confirmations and recording all telephone transactions. Certain transactions, including account registration changes, must be authorized in writing.

Certificates. Certificates will not be issued to represent shares in the Trust.

How to Open a New Account

Minimum Initial Investment

$1,000 for a regular account
$500 for an IRA account

By Check

New accounts may be opened by completing an application and forwarding it along with a check payable to Mosaic Funds to:

Mosaic Funds
1655 Fort Myer Drive, Suite 1000
Arlington, VA 22209-3108

By Wire

Please call Mosaic before money is wired to ensure proper and timely credit.

When a new account is opened by wire, the shareholder is required to submit a signed application promptly thereafter. Payment of redemption proceeds is not permitted until a signed application is received in proper form by Mosaic. Please wire money to:

Star Bank, NA
Cinti/Trust
ABA # 0420-0001-3
Credit Mosaic Acct # 48038-8883
(Shareholder name and account number)

Wire Fee. There may be a charge of $6.00 for processing incoming wires of less than $1,000.

By  Exchange

Shareholders may open a new account by exchange from an existing account when the account registration and tax identification number will remain the same. A new account application is required only when the account registration or tax identification number will differ from that on the application for the original account. Exchanges may only be made into funds that are sold in the shareholder's state of residence.

How to Purchase Additional Shares

Purchase Price. Share prices (net asset values) are determined every day that the NY Stock Exchange is open. Purchases are priced at the next share price determined after the purchase request is received in proper form by Mosaic.

Purchases and Uncollected Funds. To protect shareholders from loss or dilution resulting from deposit items that are returned unpaid, the proceeds of any redemption may be delayed 10 days or more until it can be determined that the check or other deposit item (including purchases by Electronic Funds Transfer "EFT") used for purchase of the shares has cleared. Such deposit items are considered "uncollected," until Mosaic has determined that they have actually been paid by the bank on which they were drawn. Purchases made by federal funds wire or U.S. Treasury check are considered collected when received and not subject to the 10 day hold. All purchases earn dividends from the day after the day of credit to a shareholder's account, even while not collected.

By Check

Subsequent investments may be made for $50 or more. Please make check payable to Mosaic Funds and mail it along with an investment slip or an indication as to which fund and account it should be credited.

Mosaic Funds
PO Box 640393
Cincinnati, OH  45264-0393

By Wire

Shareholders should call Mosaic before the money is wired to ensure proper and timely credit.

Please wire money to:

Star Bank, NA
Cinti/Trust
ABA # 0420-0001-3
Credit Mosaic Acct # 48038-8883
(Shareholder name and account number)

Wire Fee. There may be a charge of $6.00 for processing incoming wires of less than $1,000.

By Automatic Investment Plan

Shareholders may elect to have an automatic investment plan whereby Mosaic will automatically initiate a credit to their Mosaic account and debit the bank account they designate each month. The automatic
investment is processed as an electronic funds transfer (EFT).   To
establish an automatic investment plan, complete the appropriate section of the application or call an Account Executive for information. The minimum monthly amount for an EFT is $100. Shareholders may change the amount or discontinue the automatic investment plan any time.

How to Redeem Shares

Redemption Price. Share prices (net asset values) are determined every day that the NY Stock Exchange is open. Redemptions are priced at the next share price determined after the redemption request is received in proper form by Mosaic.

Signature Guarantees. To protect shareholder investments, Mosaic requires signature guarantees for certain redemptions.
A signature guarantee helps Mosaic ensure the identity of the authorized shareholder(s). Shareholders who anticipate the need to transact large amounts of money are encouraged to establish pre-authorized bank wire instructions on their account. Redemptions by wire to a pre-authorized bank and account may be in any amount and do not require a signature guarantee. Pre-authorized bank wire instructions can be established by completing the appropriate section of a new application or by calling an Account Executive to inquire about any necessary documents. A signature guarantee may be required to add or change bank wire instruction on an account. A signature guarantee is required for any redemption when (1) the proceeds are to be greater than $50,000 (unless proceeds are being wired to a pre-authorized bank and account), (2) the proceeds are to be delivered to someone other than the shareholder of record, (3) the proceeds are to be delivered to an address other than the address of record, or (4) there has been any change to the registration or account privilege within the last 15 days. Mosaic accepts signature guarantees from banks with FDIC insurance, certain credit unions, trust companies, and members of a domestic stock exchange. A guarantee from a notary public is not an acceptable signature guarantee.

Redemptions and Uncollected Funds. To protect shareholders from loss or dilution resulting from deposit items that are returned unpaid, the proceeds of any redemption may be delayed 10 days or more until it can be determined that the check or other deposit item (including EFT) used for purchase of the shares has cleared. Such deposited items are considered "uncollected," until Mosaic has determined that they have actually been paid by the bank on which they were drawn. Purchases made with cash, federal funds wire or U.S. Treasury check are considered collected when received and not subject to the 10 day hold.

By Telephone or By Mail

Upon request by telephone or in writing, a redemption check up to $50,000 may be sent to the shareholder and address of record only. A redemption request for more than $50,000 or for proceeds to be sent to anyone or anywhere other than the shareholder and address of record, must be made in writing, signed by all shareholders with their signatures guaranteed. See section Signature Guarantees above. Redemption requests in proper form received by mail and telephone are normally processed within one business day.

Stop Payment Fee. To stop payment on a check issued by Mosaic, call our Shareholder Service department. Normally, the Fund charges a fee of $28.00, or the cost of stop payment, if greater, for stop payment requests on a check issued by Mosaic on behalf of a shareholder.
Certain documents may be required before such a request can be processed.

By Wire

With one business day's notice, funds can be sent by wire transfer to the bank and account designated on the account application or by subsequent written authorization. Shareholders who anticipate the need to transact large amounts of money are encouraged to establish pre-authorized bank wire instructions on their account. Redemptions by wire to a pre-authorized bank and account may be in any amount and do not require a signature guarantee. Pre-authorized bank wire instructions can be established by completing the appropriate section of a new application or by calling an Account Executive to inquire about any necessary documents. A signature guarantee may be required to add or change bank wire instruction on an account. Redemption by wires can be arranged by calling the telephone numbers on the cover of this prospectus. Requests for wire transfer must be made by 4:00 p.m. Eastern time the day before the wire will be sent.

Wire Fee. There will be a $10 fee for redemptions by wire to domestic banks. Wire transfers sent to a foreign bank for any amount will be processed for a fee of $30 or the cost of the wire if greater.

By Exchange

Shareholders may redeem shares from one Mosaic account and concurrently invest the proceeds in another Mosaic account by telephone when the account registration and tax identification number remain the same. There is no charge for this service.

By Customer Check

A shareholder who has requested check writing privileges and submitted a signature card may write checks in any amount payable to anyone.

A confirmation statement showing the amount and number of each check written is sent to the shareholder. Mosaic does not return canceled checks, but will provide copies of specifically requested checks. A fee of $1.00 per copy is charged for frequent requests or a request for numerous copies.

Stop Payment Fee. To stop payment on a customer check that you have written, call an Account Executive. Mosaic will honor stop payment requests on unpaid customer checks written by shareholders for a fee of $5.00. Oral stop payment requests are effective for 14 calendar days, at which time they will be canceled unless confirmed in writing. Written stop payment orders are effective for six months and may be extended by written request for another six months.

Ordering Customer Checks. When you complete a signature card for check writing privileges an initial supply of preprinted checks will be sent free of charge. The cost of check reorders and of printing special checks will be charged to the shareholder's account.

By Systematic Withdrawal Plan

Shareholders may elect to have a systematic withdrawal plan whereby Mosaic will automatically redeem share in their Mosaic account and send proceeds to a designated recipient. To establish a systematic withdrawal plan, complete the appropriate section of the application or call an Account Executive for information. The minimum amount for a systematic withdrawal is $100. Shareholders may change the amount or discontinue the systematic withdrawal plan anytime.

Electronic Funds Transfer Systematic Withdrawal. A systematic withdrawal can be processed as an electronic funds transfer, commonly known as EFT, to credit a bank account or financial institution.

Check Systematic Withdrawal. Or it can be processed as a check which is mailed to anyone designated by the shareholder.

How to Close an Account

To close an account, shareholders should call an Account Executive and request that the account be closed. Shareholders cannot close their account by writing a check. When an account is closed, shares will be redeemed at the next determined net asset value. An account may be closed by telephone, wire transfer or by mail as explained above in the section "How To Redeem Shares."

Other Fees and Services

Returned Investment Check Fee. Shareholders will be charged (by redemption of shares) $10.00 for items deposited for investment that are returned unpaid for any reason.

Minimum Balance. Mosaic reserves the right to involuntarily redeem accounts with balances of less than $700. Prior to closing any such account, the shareholder will be given 30 days written notice, during which time the shareholder may increase the balance to avoid having the account closed.

Other Fees. Mosaic reserves the right to impose additional charges, upon 30 days written notice, to cover the costs of unusual transactions. Services for which charges could be imposed include, but are not limited to, processing items sent for special collection, international wire transfers, research and processes for retrieval of documents or copies of documents.

Retirement Plans

IRAs

Individual Retirement Accounts ("IRAs") may be opened with a reduced minimum investment of $500. Even though they may be nondeductible or partially deductible, IRA contributions up to the allowable annual limits may be made, and the earnings on such contributions will accumulate tax-free until distribution.

Annual IRA Fee. Mosaic currently charges an annual fee of $12 per shareholder (not per IRA account) invested in an IRA at Mosaic. This fee may be prepaid by the shareholder. A separate application is required for IRA accounts.

Keogh Plans

Mosaic also offers Keogh (or H.R. 10) plans for self-employed individuals and their employees, which enable them to obtain tax-sheltered retirement benefits similar to those available to employees covered by other qualified retirement plans.

Annual Keogh Fee. Currently Mosaic charges an annual fee of $15 per shareholder (not per Keogh account) invested in a Keogh at Mosaic.

Mosaic also offers SEP IRAs, SIMPLEs, 401(k) and 403(b) retirement plans. Further information on the retirement plans available through Mosaic, including minimum investments, may be obtained by calling
Mosaic's shareholder service department.

GIT Investment Services, Inc., distributor

Telephone Numbers

Shareholder Service
Washington, DC area: 703 528-6500
Toll-free nationwide: 1 888 670-3600

Mosaic Tiles (24 hour automated information)
  Toll-free nationwide: 1 800 336-3063

The Mosaic Family of Mutual Funds

Mosaic Equity Trust
	Mosaic Investors Fund
	Mosaic Balanced Fund
	Mosaic Mid-Cap Growth Fund

Mosaic Income Trust
	Mosaic High Yield Fund
	Mosaic Government Fund
	Mosaic Bond Fund

Mosaic Tax-Free Trust
	Mosaic Tax-Free Arizona Fund
	Mosaic Tax-Free Maryland Fund
	Mosaic Tax-Free Missouri Fund
	Mosaic Tax-Free Virginia Fund

	Mosaic Tax-Free National Fund
	Mosaic Tax-Fre  Money Market

Mosaic Government Money Market

For more complete information on any Mosaic Fund,
including charges and expenses, request a prospectus by calling the numbers above. Read it carefully before you invest or send money. This prospectus does not constitute an offering by the distributor in any jurisdiction in which such offering may not be lawfully made.

This piece does not apply to shareholders who are purchasing
Mosaic funds through a broker other than GIT Investment
Services, Inc.

Mosaic Funds
1655 Fort Myer Drive, 10th floor
Arlington Virginia 22209-3108
http://www.mosaicfunds.com

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